FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk
The carrying amount of the Group's financial assets represents the maximum credit risk exposure, as represented below:

		2019	2018
	Note	US$	US$
Cash and cash equivalents	5	4,432,150	7,238,489
Trade and other receivables	6	59,679	72,110
		4,491,829	7,310,599

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below.  There are no netting arrangements in respect of financial liabilities.

	≤6 Months US$	6-12 Months US$	1-5 Years US$	≥5 Years US$	Total US$
2019
Financial Liabilities
Trade and other payables	2,144,071	—	—	—	2,144,071
	2,144,071	—	—	—	2,144,071
2018
Financial Liabilities
Trade and other payables	1,989,084	—	—	—	1,989,084
	1,989,084	—	—	—	1,989,084

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group's interest-bearing financial instruments was:

		2019	2018
	Note	US$	US$
Interest-bearing financial instruments
Cash at bank and on hand	5	2,224,380	2,714,776
Short term deposits	5	2,207,770	4,523,713
		4,432,150	7,238,489

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Foreign Currencies
At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies was:

A$ denominated financial assets and liabilities	2019 A$ exposure (US$ Equivalent)	2018 A$ exposure (US$ Equivalent)
Financial assets
Cash and cash equivalents	1,028,454	1,971,129
Trade and other receivables	24,679	35,493
Financial liabilities
Trade and other payables	260,171	143,181
Net exposure	792,962	1,863,441

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates.  A 1% (100 basis points) movement in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below.  This analysis assumes that all other variables, in particular foreign currency rates, remain constant.  The analysis is performed on the same basis for 2018.

	Profit or loss		Equity
	+1% US$	-1% US$	+1% US$	-1% US$
2019
Cash and cash equivalents	44,322	(44,322)	44,322	(44,322)
2018
Cash and cash equivalents	64,857	(64,857)	64,857	(64,857)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
At the reporting date, had the US$ appreciated or depreciated against the A$, as illustrated in the table below, profit or loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Other Comprehensive Income
	10% Increase US$	10% Decrease US$	10% Increase US$	10% Decrease US$
2019
Group	79,296	(79,296)	79,296	(79,296)
2018
Group	186,344	(186,344)	186,344	(186,344)